                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04424

                        Van Kampen Life Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 12/31

Date of reporting period: 3/31/08

Item 1. Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:


LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

                                                                                   NUMBER OF
DESCRIPTION                                                                          SHARES        VALUE
-----------                                                                        ---------   --------------
COMMON STOCKS 94.7%
AIRLINES 0.7%
Southwest Airlines Co. .........................................................   2,097,100   $   26,004,040
                                                                                               --------------
ALUMINUM 0.5%
Alcoa, Inc. ....................................................................     453,200       16,342,392
                                                                                               --------------
ASSET MANAGEMENT & CUSTODY BANKS 1.8%
Bank of New York Mellon Corp. ..................................................   1,495,263       62,397,325
                                                                                               --------------
BREWERS 0.9%
Anheuser-Busch Cos., Inc. ......................................................     637,000       30,225,650
                                                                                               --------------
BROADCASTING & CABLE TV 4.0%
Comcast Corp., Class A .........................................................   5,537,150      107,088,481
Liberty Media Corp. - Entertainment, Ser A (a)..................................   1,404,300       31,793,352
                                                                                               --------------
                                                                                                  138,881,833
                                                                                               --------------
CATALOG RETAIL 0.9%
Liberty Media Corp. - Interactive, Ser A (a)....................................   1,934,675       31,225,655
                                                                                               --------------
COMMUNICATIONS EQUIPMENT 0.5%
Alcatel-Lucent - ADR (France) ..................................................   2,017,700       11,621,952
Ericsson, Class B - ADR (Sweden) ...............................................     391,020        7,683,543
                                                                                               --------------
                                                                                                   19,305,495
                                                                                               --------------
COMPUTER HARDWARE 3.0%
Dell, Inc. (a)..................................................................   1,709,500       34,053,240
Hewlett-Packard Co. ............................................................     492,710       22,497,139
IBM Corp. ......................................................................     407,900       46,965,606
                                                                                               --------------
                                                                                                  103,515,985
                                                                                               --------------
DATA PROCESSING & OUTSOURCED SERVICES 0.8%
Computer Sciences Corp. (a).....................................................     317,000       12,930,430
Western Union Co. ..............................................................     790,200       16,807,554
                                                                                               --------------
                                                                                                   29,737,984
                                                                                               --------------
DEPARTMENT STORES 1.1%
J.C. Penney Co., Inc. ..........................................................     499,200       18,824,832

Macy's, Inc. ...................................................................     799,200       18,429,552
                                                                                               --------------
                                                                                                   37,254,384
                                                                                               --------------
DIVERSIFIED BANKS 4.4%
Barclays PLC - ADR (United Kingdom) ............................................     138,100        4,999,220
U.S. Bancorp ...................................................................     624,900       20,221,764
Wachovia Corp. .................................................................   2,795,000       75,465,000
Wells Fargo & Co. ..............................................................   1,851,200       53,869,920
                                                                                               --------------
                                                                                                  154,555,904
                                                                                               --------------
DIVERSIFIED CHEMICALS   2.6%
Du Pont (E.I.) de Nemours & Co. ................................................   1,980,351       92,601,213
                                                                                               --------------
DRUG RETAIL 1.6%
CVS Caremark Corp. .............................................................   1,352,700       54,797,877
                                                                                               --------------
ELECTRONIC EQUIPMENT MANUFACTURERS 0.1%
Cognex Corp. ...................................................................     132,800        2,899,024
                                                                                               --------------
ELECTRONIC MANUFACTURING SERVICES 0.1%
Flextronics International Ltd. (Singapore) (a)..................................     309,600        2,907,144
Kemet Corp. (a).................................................................     167,000          674,680
                                                                                               --------------
                                                                                                    3,581,824
                                                                                               --------------
HEALTH CARE DISTRIBUTORS 1.5%
Cardinal Health, Inc. ..........................................................     989,900       51,979,649
                                                                                               --------------
HEALTH CARE EQUIPMENT 0.7%
Boston Scientific Corp. (a).....................................................   1,933,300       24,881,571
                                                                                               --------------
HOME IMPROVEMENT RETAIL 1.1%
Home Depot, Inc. ...............................................................     645,100       18,043,447
Lowe's Cos., Inc. ..............................................................     840,400       19,278,776
                                                                                               --------------
                                                                                                   37,322,223
                                                                                               --------------
HOUSEHOLD PRODUCTS 2.4%
Kimberly-Clark Corp. ...........................................................     839,500       54,189,725
Procter & Gamble Co. ...........................................................     448,100       31,398,367
                                                                                               --------------
                                                                                                   85,588,092
                                                                                               --------------
HYPERMARKETS & SUPER CENTERS 3.8%
Wal-Mart Stores, Inc. ..........................................................   2,494,900      131,431,332
                                                                                               --------------

INDUSTRIAL CONGLOMERATES 1.3%
General Electric Co. ...........................................................   1,236,200       45,751,762
                                                                                               --------------
INTEGRATED TELECOMMUNICATION SERVICES 5.1%
AT&T, Inc. .....................................................................   1,774,200       67,951,860
Verizon Communications, Inc. ...................................................   2,999,100      109,317,195
                                                                                               --------------
                                                                                                  177,269,055
                                                                                               --------------
INTERNET SOFTWARE & SERVICES 0.4%
eBay, Inc. (a)..................................................................     508,000       15,158,720
                                                                                               --------------
INVESTMENT BANKING & BROKERAGE 0.9%
Merrill Lynch & Co., Inc. ......................................................     799,400       32,567,556
                                                                                               --------------
LIFE & HEALTH INSURANCE 2.0%
AFLAC, Inc. ....................................................................     281,700       18,296,415
MetLife, Inc. ..................................................................     562,200       33,878,172
Torchmark Corp. ................................................................     317,710       19,097,548
                                                                                               --------------
                                                                                                   71,272,135
                                                                                               --------------
MANAGED HEALTH CARE 0.7%
UnitedHealth Group, Inc. .......................................................     370,900       12,744,124
WellPoint, Inc. (a).............................................................     233,700       10,313,181
                                                                                               --------------
                                                                                                   23,057,305
                                                                                               --------------
MOVIES & ENTERTAINMENT 6.7%
News Corp., Class B ............................................................   2,018,100       38,424,624
Time Warner, Inc. ..............................................................   5,985,800       83,920,916
Viacom, Inc., Class B (a) ......................................................   2,802,500      111,035,050
                                                                                               --------------
                                                                                                  233,380,590
                                                                                               --------------
MULTI-LINE INSURANCE 2.2%
American International Group, Inc. .............................................     699,700       30,262,025
Genworth Financial, Inc., Class A ..............................................     478,600       10,835,504
Hartford Financial Services Group, Inc. ........................................     499,600       37,854,692
                                                                                               --------------
                                                                                                   78,952,221
                                                                                               --------------
OTHER DIVERSIFIED FINANCIAL SERVICES 7.3%
Bank of America Corp. ..........................................................   3,204,100      121,467,431
Citigroup, Inc. ................................................................   3,513,500       75,259,170
JPMorgan Chase & Co. ...........................................................   1,375,200       59,064,840
                                                                                               --------------
                                                                                                  255,791,441
                                                                                               --------------

PACKAGED FOODS & MEATS 7.3%
Cadbury Schweppes PLC - ADR (United Kingdom) ...................................   1,902,500       84,128,550
Kraft Foods, Inc., Class A .....................................................   2,479,161       76,878,783
Sara Lee Corp. .................................................................     896,000       12,526,080
Unilever N.V. (Netherlands) ....................................................   2,418,600       81,579,378
                                                                                               --------------
                                                                                                  255,112,791
                                                                                               --------------
PAPER PRODUCTS 3.9%
International Paper Co. ........................................................   5,034,202      136,930,294
                                                                                               --------------
PHARMACEUTICALS 11.6%
Abbott Laboratories ............................................................     775,400       42,763,310
Bristol-Myers Squibb Co. .......................................................   4,095,100       87,225,630
Eli Lilly & Co. ................................................................     846,700       43,681,253
GlaxoSmithKline PLC - ADR (United Kingdom) .....................................     402,700       17,086,561
Pfizer, Inc. ...................................................................   2,619,000       54,815,670
Roche Holdings AG - ADR (Switzerland) ..........................................     125,700       11,876,714
Schering-Plough Corp. ..........................................................   3,261,400       46,996,774
Wyeth ..........................................................................   2,462,300      102,825,648
                                                                                               --------------
                                                                                                  407,271,560
                                                                                               --------------
PROPERTY & CASUALTY INSURANCE 4.2%
Berkshire Hathaway, Inc., Class B (a)...........................................       5,830       26,077,007
Chubb Corp. ....................................................................   1,796,780       88,904,674
Travelers Cos., Inc. ...........................................................     638,300       30,542,655
                                                                                               --------------
                                                                                                  145,524,336
                                                                                               --------------
REGIONAL BANKS 1.0%
PNC Financial Services Group, Inc. .............................................     532,300       34,902,911
                                                                                               --------------
SEMICONDUCTOR EQUIPMENT 0.4%
KLA-Tencor Corp. ...............................................................     352,000       13,059,200
                                                                                               --------------
SEMICONDUCTORS 0.9%
Intel Corp. ....................................................................     933,500       19,771,530
Texas Instruments, Inc. ........................................................     404,000       11,421,080
                                                                                               --------------
                                                                                                   31,192,610
                                                                                               --------------
SOFT DRINKS 2.0%
Coca-Cola Co. ..................................................................   1,164,400       70,877,028
                                                                                               --------------


SPECIALTY CHEMICALS 1.0%
Rohm & Haas Co. ................................................................     645,200       34,892,416
                                                                                               --------------
SYSTEMS SOFTWARE 0.5%
Microsoft Corp. ................................................................     567,100       16,094,298
                                                                                               --------------
THRIFTS & MORTGAGE FINANCE 1.0%
Federal Home Loan Mortgage Corp. ...............................................   1,002,900       25,393,428
Federal National Mortgage Association ..........................................     315,000        8,290,800
                                                                                               --------------
                                                                                                   33,684,228
                                                                                               --------------
TOBACCO 1.8%
Altria Group, Inc. .............................................................     860,500       19,103,100
Philip Morris International, Inc. (a) ..........................................     860,500       43,524,090
                                                                                               --------------
                                                                                                   62,627,190
                                                                                               --------------
TOTAL LONG-TERM INVESTMENTS 94.7%
   (Cost $3,513,147,925)........................................................                3,309,899,099
                                                                                               --------------
REPURCHASE AGREEMENTS 4.3%
Banc of America Securities ($51,631,889 par collateralized by U.S.
   Government obligations in a pooled cash account, interest rate of 2.40%,
   dated 03/31/08, to be sold on 04/01/08 at $51,635,332) ......................                   51,631,889
Citigroup Global Markets, Inc. ($51,631,890 par collateralized by U.S.
   Government obligations in a pooled cash account, interest rate of 2.10%,
   dated 03/31/08, to be sold on 04/01/08 at $51,634,901) ......................                   51,631,890
JPMorgan Chase & Co. ($15,489,567 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 2.25%, dated 03/31/08,
   to be sold on 04/01/08 at $15,490,535) ......................................                   15,489,567
State Street Bank & Trust Co. ($31,903,654 par collateralized by U.S.
   Government obligations in a pooled cash account, interest rate of 1.80%,
   dated 03/31/08, to be sold on 04/01/08 at $31,905,249) ......................                   31,903,654
                                                                                               --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $150,657,000)..........................................................                  150,657,000
                                                                                               --------------
TOTAL INVESTMENTS 99.0%
   (Cost $3,663,804,925)........................................................                3,460,556,099
OTHER ASSETS IN EXCESS OF LIABILITIES 1.0%......................................                   35,478,165
                                                                                               --------------
NET ASSETS 100.0%...............................................................               $3,496,034,264
                                                                                               ==============

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare income dividends.

ADR - American Depositary Receipt

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund's investments carried at value:

                              Investments in
Valuation Inputs                Securities
----------------              --------------
Level 1 - Quoted Prices       $3,298,022,385
Level 2 - Other Significant
Observable Inputs                162,533,714
Level 3 - Significant
Unobservable Inputs                       --
                              --------------
Total                         $3,460,556,099
                              ==============

SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

VAN KAMPEN LIFE INVESTMENT TRUST STRATEGIC GROWTH PORTFOLIO
Portfolio of Investments - March 31, 2008 (Unaudited)


                                                                                         NUMBER OF
DESCRIPTION                                                                                SHARES           VALUE
---------------------------------------------------------------------------------------------------------------------
COMMON STOCKS   95.6%
ADVERTISING   1.2%
Aeroplan Income Fund (Canada) ..................................................           233,153      $   4,145,397
                                                                                                        -------------

AIR FREIGHT & LOGISTICS   3.5%
C.H. Robinson Worldwide, Inc. ..................................................           125,359          6,819,530
Expeditors International of Washington, Inc. ...................................           110,753          5,003,820
                                                                                                        -------------
                                                                                                           11,823,350
                                                                                                        -------------
APPAREL, ACCESSORIES & LUXURY GOODS   1.6%
Coach, Inc. (a) ................................................................           177,584          5,354,158
                                                                                                        -------------

APPAREL RETAIL   1.9%
Abercrombie & Fitch Co., Class A ...............................................            86,226          6,306,570
                                                                                                        -------------

ASSET MANAGEMENT & CUSTODY BANKS   1.5%
Franklin Resources, Inc. .......................................................            53,023          5,142,701
                                                                                                        -------------

CASINOS & GAMING   4.4%
Wynn Resorts, Ltd. .............................................................           146,318         14,725,444
                                                                                                        -------------

COMMUNICATIONS EQUIPMENT   6.1%
Cisco Systems, Inc. (a) ........................................................           257,653          6,206,861
Research In Motion, Ltd. (Canada) (a) ..........................................           127,406         14,298,775
                                                                                                        -------------
                                                                                                           20,505,636
                                                                                                        -------------
COMPUTER HARDWARE   2.5%
Apple, Inc. (a) ................................................................            57,805          8,295,017
                                                                                                        -------------

CONSTRUCTION MATERIALS   3.5%
Cemex, SAB de CV - ADR (Mexico) (a) ............................................           260,042          6,792,297
Martin Marietta Materials, Inc. ................................................            48,049          5,101,362
                                                                                                        -------------
                                                                                                           11,893,659
                                                                                                        -------------
CONSUMER FINANCE   2.4%
American Express Co. ...........................................................           185,226          8,098,081
                                                                                                        -------------

DATA PROCESSING & OUTSOURCED SERVICES   3.2%
MasterCard, Inc., Class A ......................................................            40,060          8,932,980

Visa, Inc., Class A (a) ........................................................            28,567          1,781,438
                                                                                                        -------------
                                                                                                           10,714,418
                                                                                                        -------------
DEPARTMENT STORES   1.6%
Sears Holdings Corp. (a) .......................................................            53,234          5,434,659
                                                                                                        -------------

DISTRIBUTORS   1.8%
Li & Fung, Ltd. (Bermuda) ......................................................         1,674,000          6,230,937
                                                                                                        -------------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES   0.6%
Corporate Executive Board Co. ..................................................            51,749          2,094,800
                                                                                                        -------------

FERTILIZERS & AGRICULTURAL CHEMICALS   7.8%
Monsanto Co. ...................................................................           237,763         26,510,574
                                                                                                        -------------

HEALTH CARE EQUIPMENT   0.5%
Gen-Probe, Inc. (a) ............................................................            38,454          1,853,483
                                                                                                        -------------

HOTELS, RESORTS & CRUISE LINES   1.5%
Starwood Hotels & Resorts Worldwide, Inc. ......................................           100,183          5,184,470
                                                                                                        -------------

HUMAN RESOURCE & EMPLOYMENT SERVICES   0.7%
Monster Worldwide, Inc. (a) ....................................................           104,064          2,519,389
                                                                                                        -------------

INTERNET RETAIL   5.1%
Amazon.com, Inc. (a) ...........................................................           242,349         17,279,484
                                                                                                        -------------

INTERNET SOFTWARE & SERVICES   11.6%
Baidu.com, Inc. - ADR (Cayman Islands) (a) .....................................            19,235          4,609,283
eBay, Inc. (a) .................................................................           456,800         13,630,912
Google, Inc., Class A (a) ......................................................            39,319         17,318,840
Tencent Holdings, Ltd. (Cayman Islands) ........................................           624,800          3,548,692
                                                                                                        -------------
                                                                                                           39,107,727
                                                                                                        -------------
LIFE SCIENCES TOOLS & SERVICES   1.1%
Illumina, Inc. (a) .............................................................            50,483          3,831,660
                                                                                                        -------------

MARINE PORTS & SERVICES   1.2%
China Merchants Holdings International Co., Ltd. (Hong
   Kong) .......................................................................           816,000          3,913,002
                                                                                                        -------------

MULTI-LINE INSURANCE   2.3%
Loews Corp. ....................................................................           190,109          7,646,184
                                                                                                        -------------

MULTI-UTILITIES   0.8%
Veolia Environnement - ADR (France) ............................................            37,971          2,655,312
                                                                                                        -------------

OIL & GAS EXPLORATION & PRODUCTION   7.8%
Southwestern Energy Co. (a) ....................................................           195,592          6,589,494
Ultra Petroleum Corp. (Canada) (a) .............................................           253,230         19,625,325
                                                                                                        -------------
                                                                                                           26,214,819
                                                                                                        -------------
PHARMACEUTICALS   1.3%
Allergan, Inc. .................................................................            78,232          4,411,502
                                                                                                        -------------

PROPERTY & CASUALTY INSURANCE   2.8%
Berkshire Hathaway, Inc., Class B (a) ..........................................             2,115          9,460,183
                                                                                                        -------------

REAL ESTATE MANAGEMENT & DEVELOPMENT   4.2%
Brookfield Asset Management, Inc., Class A (Canada) ............................           534,642         14,344,445
                                                                                                        -------------

RESTAURANTS   2.1%
Starbucks Corp. (a) ............................................................           412,254          7,214,445
                                                                                                        -------------

SPECIALIZED FINANCE   1.4%
CME Group, Inc. ................................................................             9,838          4,615,006
                                                                                                        -------------

STEEL   1.2%
Nucor Corp. ....................................................................            59,981          4,063,113
                                                                                                        -------------

SYSTEMS SOFTWARE   0.8%
VMware, Inc., Class A (a) ......................................................            60,394          2,586,071
                                                                                                        -------------

TOBACCO   1.4%
Altria Group, Inc. .............................................................            65,610          1,456,542
Philip Morris International, Inc. (a) ..........................................            65,610          3,318,554
                                                                                                        -------------
                                                                                                            4,775,096
                                                                                                        -------------
WIRELESS TELECOMMUNICATION SERVICES   4.2%
America Movil, SA de CV, Ser L - ADR (Mexico) ..................................           137,414          8,751,897
China Mobile, Ltd. - ADR (Hong Kong) ...........................................            72,368          5,428,324
                                                                                                        -------------
                                                                                                           14,180,221
                                                                                                        -------------
TOTAL LONG-TERM INVESTMENTS   95.6%
  (Cost $343,490,276) ............................................................................        323,131,013
                                                                                                        -------------

REPURCHASE AGREEMENTS  4.4%
Banc of America Securities ($5,146,842 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 2.40%, dated
   03/31/08, to be sold on 04/01/08 at $5,147,185) ...............................................          5,146,842
Citigroup Global Markets, Inc. ($5,146,842 par collateralized by U.S.
   Government obligations in a pooled cash account, interest rate of 2.10%,
   dated 03/31/08, to be sold on 04/01/08 at $5,147,142) .........................................          5,146,842
JPMorgan Chase & Co. ($1,544,052 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 2.25%, dated 03/31/08,
   to be sold on 04/01/08 at $1,544,149) .........................................................          1,544,052
State Street Bank & Trust Co. ($3,180,264 par collateralized by U.S.
   Government obligations in a pooled cash account, interest rate of 1.80%,
   dated 03/31/08, to be sold on 04/01/08 at $3,180,423) .........................................          3,180,264
                                                                                                        -------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $15,018,000) .............................................................................         15,018,000
                                                                                                        -------------

TOTAL INVESTMENTS  100.0%
  (Cost $358,508,276) ............................................................................        338,149,013

FOREIGN CURRENCY  0.0%
  (Cost $970) ....................................................................................              1,061

LIABILITIES IN EXCESS OF OTHER ASSETS  0.0% ......................................................           (128,636)
                                                                                                        -------------

NET ASSETS 100.0% ................................................................................      $ 338,021,438
                                                                                                        =============


Percentages are calculated as a percentage of net assets.


Securities with total market value equal to $13,692,631 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Portfolio's Trustees.

(a)  Non-income producing security as this stock currently does not declare income dividends.

ADR - American Depositary Receipt

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value
Measurements" ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.


     -    Level 1 -- quoted prices in active markets for identical investments
     -    Level 2 -- other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
     -    Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund's investments carried at value:

                                      INVESTMENTS IN
VALUATION INPUTS                        SECURITIES
----------------                      --------------
Level 1 - Quoted Prices                $309,438,382
Level 2 - Other Significant
Observable Inputs                        28,710,631
Level 3 - Significant
Unobservable Inputs                             -0-
                                       ------------
TOTAL                                  $338,149,013
                                       ============



SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing
Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE.
If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Van Kampen Life Investment Trust Enterprise Portfolio
Portfolio of Investments - March 31, 2008 (Unaudited)

                                                      NUMBER OF
DESCRIPTION                                             SHARES        VALUE
-----------                                           ---------   -------------
COMMON STOCKS 99.2%
AEROSPACE & DEFENSE 6.4%
BE Aerospace, Inc. (a)                                   4,225    $     147,664
General Dynamics Corp.                                   7,581          632,028
Goodrich Corp.                                          13,255          762,295
Honeywell International, Inc.                           15,712          886,471
L-3 Communications Holdings, Inc.                        5,526          604,213
Northrop Grumman Corp.                                  10,167          791,094
Precision Castparts Corp.                                7,708          786,833
Rockwell Collins, Inc.                                   5,245          299,752
United Technologies Corp.                               14,980        1,030,923
                                                                  -------------
                                                                      5,941,273
                                                                  -------------
AGRICULTURAL PRODUCTS 1.4%
Archer-Daniels-Midland Co.                              13,843          569,778
Bunge, Ltd. (Bermuda)                                    8,599          747,081
                                                                  -------------
                                                                      1,316,859
                                                                  -------------
AIR FREIGHT & LOGISTICS 0.2%
UTI Worldwide, Inc. (British Virgin Islands)            11,158          224,053
                                                                  -------------
AIRLINES 0.3%
AMR Corp. (a)                                           14,116          127,326
Continental Airlines, Inc., Class B (a)                  9,255          177,974
                                                                  -------------
                                                                        305,300
                                                                  -------------
APPAREL RETAIL 1.3%
Chico's FAS, Inc. (a)                                   22,091          157,067
Coldwater Creek, Inc. (a)                               33,718          170,276
Guess?, Inc.                                             5,390          218,133
The Men's Wearhouse, Inc.                               17,500          407,225
Urban Outfitters, Inc. (a)                               8,294          260,017
                                                                  -------------
                                                                      1,212,718
                                                                  -------------
APPLICATION SOFTWARE 1.6%
ANSYS, Inc. (a)                                         12,043          415,725
BEA Systems, Inc. (a)                                   25,253          483,595
Citrix Systems, Inc. (a)                                11,894          348,851

Salesforce.com, Inc. (a)                                 3,629          210,010
                                                                  -------------
                                                                      1,458,181
                                                                  -------------
ASSET MANAGEMENT & CUSTODY BANKS 0.5%
Franklin Resources, Inc.                                 5,135          498,044
                                                                  -------------
AUTO PARTS & EQUIPMENT 0.9%
Autoliv, Inc.                                            7,563          379,663
BorgWarner, Inc.                                        10,006          430,558
                                                                  -------------
                                                                        810,221
                                                                  -------------
BIOTECHNOLOGY 7.1%
Amgen, Inc. (a)                                          3,893          162,650
Biogen Idec, Inc. (a)                                    9,892          610,237
Celgene Corp. (a)                                       33,468        2,051,254
Genentech, Inc. (a)                                     10,030          814,235
Gilead Sciences, Inc. (a)                               53,355        2,749,383
PDL BioPharma, Inc. (a)                                 12,858          136,166
                                                                  -------------
                                                                      6,523,925
                                                                  -------------
BROADCASTING & CABLE TV 1.1%
Comcast Corp., Class A                                  12,095          233,917
DIRECTV Group, Inc. (a)                                 18,506          458,764
DISH Network Corp., Class A (a)                          9,641          276,986
                                                                  -------------
                                                                        969,667
                                                                  -------------
CASINOS & GAMING 0.6%
Las Vegas Sands Corp. (a)                                1,949          143,525
Scientific Games Corp., Class A (a)                      6,764          142,788
Wynn Resorts, Ltd.                                       2,280          229,459
                                                                  -------------
                                                                        515,772
                                                                  -------------
COMMUNICATIONS EQUIPMENT 6.1%
ADC Telecommunications, Inc. (a)                        21,909          264,661
Ciena Corp. (a)                                         10,259          316,285
Cisco Systems, Inc. (a)                                 39,636          954,831
Corning, Inc.                                           61,054        1,467,738
EchoStar Corp., Class A (a)                              1,928           56,953
Harris Corp.                                             9,760          473,653
QUALCOMM, Inc.                                          21,278          872,398
Research In Motion, Ltd. (Canada) (a)                   10,729        1,204,116
                                                                  -------------
                                                                      5,610,635
                                                                  -------------

COMPUTER & ELECTRONICS RETAIL 1.2%
Circuit City Stores, Inc.                               32,754          130,361
GameStop Corp., Class A (a)                             19,635        1,015,326
                                                                  -------------
                                                                      1,145,687
                                                                  -------------
COMPUTER HARDWARE 7.2%
Apple, Inc. (a)                                         20,898        2,998,863
Diebold, Inc.                                            7,040          264,352
Hewlett-Packard Co.                                     32,748        1,495,274
IBM Corp.                                               16,308        1,877,703
                                                                  -------------
                                                                      6,636,192
                                                                  -------------
COMPUTER STORAGE & PERIPHERALS 1.8%
EMC Corp. (a)                                           49,719          712,971
NetApp, Inc. (a)                                         8,747          175,377
QLogic Corp. (a)                                        15,492          237,802
Seagate Technology (Cayman Islands)                     25,385          531,562
                                                                  -------------
                                                                      1,657,712
                                                                  -------------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS 2.5%
Cummins, Inc.                                            9,166          429,152
Deere & Co.                                             10,085          811,237
Manitowoc Co., Inc.                                     13,600          554,880
Terex Corp. (a)                                          7,611          475,688
                                                                  -------------
                                                                      2,270,957
                                                                  -------------
CONSUMER ELECTRONICS 0.3%
Garmin, Ltd. (Cayman Islands)                            5,324          287,549
                                                                  -------------
CONSUMER FINANCE 0.2%
First Marblehead Corp. (a)                              29,325          218,764
                                                                  -------------
DATA PROCESSING & OUTSOURCED SERVICES 1.1%
Alliance Data Systems Corp. (a)                          7,281          345,920
Global Payments, Inc.                                   15,487          640,543
                                                                  -------------
                                                                        986,463
                                                                  -------------
DEPARTMENT STORES 0.2%
Nordstrom, Inc.                                          4,808          156,741
                                                                  -------------
DIVERSIFIED METALS & MINING 2.8%
Companhia Vale do Rio Doce - ADR (Brazil)               32,701        1,132,763
Freeport-McMoRan Copper & Gold, Inc.                     7,357          707,890

Southern Copper Corp.                                    7,272          755,052
                                                                  -------------
                                                                      2,595,705
                                                                  -------------
DRUG RETAIL 3.4%
CVS Caremark Corp.                                      76,398        3,094,883
                                                                  -------------
ELECTRONIC EQUIPMENT MANUFACTURERS 1.3%
Amphenol Corp., Class A                                 16,397          610,788
National Instruments Corp.                              23,181          605,952
                                                                  -------------
                                                                      1,216,740
                                                                  -------------
ELECTRONIC MANUFACTURING SERVICES 0.1%
Jabil Circuit, Inc.                                     12,094          114,409
                                                                  -------------
ENVIRONMENTAL & FACILITIES SERVICES 0.6%
Waste Management, Inc.                                  17,254          579,044
                                                                  -------------
FERTILIZERS & AGRICULTURAL CHEMICALS 1.7%
Monsanto Co.                                            14,203        1,583,634
                                                                  -------------
FOOTWEAR 1.2%
Crocs, Inc. (a)                                          5,414           94,583
NIKE, Inc., Class B                                     14,649          996,132
                                                                  -------------
                                                                      1,090,715
                                                                  -------------
HEALTH CARE DISTRIBUTORS 0.3%
McKesson Corp.                                           5,975          312,911
                                                                  -------------
HEALTH CARE EQUIPMENT 1.3%
Hologic, Inc. (a)                                        3,231          179,644
Intuitive Surgical, Inc. (a)                               695          225,423
Stryker Corp.                                           11,749          764,272
                                                                  -------------
                                                                      1,169,339
                                                                  -------------
HEALTH CARE SERVICES 2.3%
Express Scripts, Inc. (a)                               17,169        1,104,310
Medco Health Solutions, Inc. (a)                        19,689          862,181
Omnicare, Inc.                                           9,380          170,341
                                                                  -------------
                                                                      2,136,832
                                                                  -------------
HEALTH CARE TECHNOLOGY 0.3%
Cerner Corp. (a)                                         3,826          142,633
Hlth Corp. (a)                                          16,691          159,232
                                                                  -------------
                                                                        301,865
                                                                  -------------

HOME ENTERTAINMENT SOFTWARE 0.2%
Electronic Arts, Inc. (a)                                3,732          186,301
                                                                  -------------
HOME FURNISHINGS 0.4%
Tempur-Pedic International, Inc.                        29,901          328,911
                                                                  -------------
HOMEBUILDING 0.2%
Centex Corp.                                             8,993          217,721
                                                                  -------------
HOUSEHOLD PRODUCTS 1.7%
Colgate-Palmolive Co.                                   10,856          845,791
Procter & Gamble Co.                                    10,711          750,520
                                                                  -------------
                                                                      1,596,311
                                                                  -------------
HUMAN RESOURCE & EMPLOYMENT SERVICES 0.1%
Monster Worldwide, Inc. (a)                              4,538          109,865
                                                                  -------------
INTEGRATED OIL & GAS 2.2%
ConocoPhillips                                          15,403        1,173,862
Exxon Mobil Corp.                                        9,591          811,207
                                                                  -------------
                                                                      1,985,069
                                                                  -------------
INTERNET RETAIL 0.4%
Amazon.com, Inc. (a)                                     2,448          174,542
Expedia, Inc. (a)                                        3,722           81,475
NutriSystem, Inc. (a)                                    7,999          120,545
                                                                  -------------
                                                                        376,562
                                                                  -------------
INTERNET SOFTWARE & SERVICES 2.4%
Akamai Technologies, Inc. (a)                            6,226          175,324
eBay, Inc. (a)                                          35,609        1,062,573
Google, Inc., Class A (a)                                1,875          825,881
WebMD Health Corp., Class A (a)                          5,489          129,376
                                                                  -------------
                                                                      2,193,154
                                                                  -------------
INVESTMENT BANKING & BROKERAGE 2.2%
Goldman Sachs Group, Inc.                                7,956        1,315,843
Merrill Lynch & Co., Inc.                               17,147          698,569
                                                                  -------------
                                                                      2,014,412
                                                                  -------------
IT CONSULTING & OTHER SERVICES 1.4%
Accenture, Ltd., Class A (Bermuda)                      23,151          814,221
Cognizant Technology Solutions Corp., Class A (a)        6,554          188,952

Infosys Technologies, Ltd. - ADR (India)                 6,869          245,704
                                                                  -------------
                                                                      1,248,877
                                                                  -------------
MANAGED HEALTH CARE 2.4%
Aetna, Inc.                                             16,314          686,656
Humana, Inc. (a)                                        13,604          610,275
UnitedHealth Group, Inc. (b)                            25,366          871,576
                                                                  -------------
                                                                      2,168,507
                                                                  -------------
MOVIES & ENTERTAINMENT 0.9%
DreamWorks Animation SKG, Inc., Class A (a)             16,737          431,480
Walt Disney Co.                                         13,314          417,793
                                                                  -------------
                                                                        849,273
                                                                  -------------
OIL & GAS DRILLING 1.3%
ENSCO International, Inc.                                3,877          242,778
Noble Corp. (Cayman Islands)                            10,896          541,204
Pride International, Inc. (a)                            6,871          240,142
Transocean, Inc. (Cayman Islands) (a)                    1,617          218,618
                                                                  -------------
                                                                      1,242,742
                                                                  -------------
OIL & GAS EQUIPMENT & SERVICES 1.7%
BJ Services Co.                                          9,352          266,626
Grant Prideco, Inc. (a)                                  9,996          492,003
Helix Energy Solutions Group, Inc. (a)                   5,376          169,344
National-Oilwell Varco, Inc. (a)                         3,134          182,963
Superior Energy Services, Inc. (a)                       6,465          256,143
TETRA Technologies, Inc. (a)                            13,004          205,983
                                                                  -------------
                                                                      1,573,062
                                                                  -------------
OIL & GAS REFINING & MARKETING 0.9%
Valero Energy Corp.                                     16,492          809,922
                                                                  -------------
OIL & GAS STORAGE & TRANSPORTATION 0.6%
Frontline, Ltd. (Bermuda)                               12,092          556,474
                                                                  -------------
OTHER DIVERSIFIED FINANCIAL SERVICES 1.3%
Bank of America Corp.                                   21,945          831,935
Citigroup, Inc.                                         17,110          366,496
                                                                  -------------
                                                                      1,198,431
                                                                  -------------
PERSONAL PRODUCTS 0.4%
Bare Escentuals, Inc. (a)                               16,405          384,205
                                                                  -------------

PHARMACEUTICALS 2.8%
APP Pharmaceuticals, Inc. (a)                           21,147          255,456
Johnson & Johnson                                        5,764          373,911
Merck & Co., Inc.                                       24,725          938,314
Schering-Plough Corp.                                   30,726          442,761
Teva Pharmaceutical Industries, Ltd. - ADR (Israel)     13,364          617,283
                                                                  -------------
                                                                      2,627,725
                                                                  -------------
PROPERTY & CASUALTY INSURANCE 0.7%
CNA Financial Corp.                                     25,640          661,256
                                                                  -------------
RAILROADS 2.0%
Burlington Northern Santa Fe Corp.                       4,233          390,367
CSX Corp.                                               10,752          602,865
Union Pacific Corp.                                      6,886          863,367
                                                                  -------------
                                                                      1,856,599
                                                                  -------------
RESTAURANTS 1.9%
McDonald's Corp.                                        22,630        1,262,075
Panera Bread Co., Class A (a)                            6,212          260,221
Starbucks Corp. (a)                                     10,901          190,767
                                                                  -------------
                                                                      1,713,063
                                                                  -------------
SEMICONDUCTOR EQUIPMENT 1.0%
MEMC Electronic Materials, Inc. (a)                     13,013          922,622
                                                                  -------------
SEMICONDUCTORS 2.9%
Cypress Semiconductor Corp. (a)                          6,191          146,169
Integrated Device Technology, Inc. (a)                  19,378          173,046
LSI Corp. (a)                                           40,336          199,663
NVIDIA Corp. (a)                                        30,723          608,008
PMC - Sierra, Inc. (a)                                 106,433          606,668
Texas Instruments, Inc.                                 31,880          901,248
                                                                  -------------
                                                                      2,634,802
                                                                  -------------
SOFT DRINKS 2.0%
Coca-Cola Co.                                           15,040          915,485
Hansen Natural Corp. (a)                                13,131          463,524
Pepsi Bottling Group, Inc.                              14,300          484,913
                                                                  -------------
                                                                      1,863,922
                                                                  -------------

SPECIALIZED FINANCE 1.2%
CME Group, Inc.                                            664          311,482
Nasdaq Stock Market, Inc. (a)                           15,304          591,653
NYSE Euronext                                            3,433          211,850
                                                                  -------------
                                                                      1,114,985
                                                                  -------------
SPECIALTY STORES 0.2%
Office Depot, Inc. (a)                                  15,829          174,910
                                                                  -------------
STEEL 0.8%
Steel Dynamics, Inc.                                    22,960          758,598
                                                                  -------------
SYSTEMS SOFTWARE 2.7%
McAfee, Inc. (a)                                        15,350          507,931
Microsoft Corp.                                         33,198          942,159
Oracle Corp. (a)                                        31,551          617,138
Red Hat, Inc. (a)                                       18,771          345,199
VMware, Inc., Class A (a)                                2,433          104,181
                                                                  -------------
                                                                      2,516,608
                                                                  -------------
THRIFTS & MORTGAGE FINANCE 0.9%
Federal Home Loan Mortgage Corp.                         6,636          168,024
Federal National Mortgage Association                    5,904          155,393
MGIC Investment Corp.                                   24,250          255,353
Radian Group, Inc.                                      39,171          257,353
                                                                  -------------
                                                                        836,123
                                                                  -------------
TOBACCO 1.5%
Altria Group, Inc.                                      11,591          257,320
Loews Corp. - Carolina Group                             7,019          509,228
Philip Morris International, Inc. (a)                   11,591          586,273
                                                                  -------------
                                                                      1,352,821
                                                                  -------------
TRUCKING 0.2%
Avis Budget Group, Inc. (a)                             17,083          181,421
                                                                  -------------
WIRELESS TELECOMMUNICATION SERVICES 0.4%
America Movil, SA de CV, Ser L - ADR (Mexico)            5,802          369,529
                                                                  -------------
TOTAL LONG-TERM INVESTMENTS 99.2%
   (Cost $83,682,742)                                                91,567,573
                                                                  -------------

REPURCHASE AGREEMENTS 1.0%
Banc of America Securities ($296,445 par
   collateralized by U.S. Government obligations in
   a pooled cash account, interest rate of 2.40%,
   dated 03/31/08, to be sold on 04/01/08 at
   $296,465)                                                            296,445
Citigroup Global Markets, Inc. ($296,446 par
   collateralized by U.S. Government obligations in
   a pooled cash account, interest rate of 2.10%,
   dated 03/31/08, to be sold on 04/01/08 at
   $296,463)                                                            296,446
JPMorgan Chase & Co. ($88,934 par collateralized by
   U.S. Government obligations in a pooled cash
   account, interest rate of 2.25%, dated 03/31/08,
   to be sold on 04/01/08 at $88,939)                                    88,934
State Street Bank & Trust Co. ($183,175 par
   collateralized by U.S. Government obligations in
   a pooled cash account, interest rate of 1.80%,
   dated 03/31/08, to be sold on 04/01/08 at
   $183,185)                                                            183,175
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $865,000)                                                      865,000
                                                                  -------------
TOTAL INVESTMENTS 100.2%
   (Cost $84,547,742)                                                92,432,573
LIABILITIES IN EXCESS OF OTHER ASSETS  (0.2%)                          (152,489)
                                                                  -------------
NET ASSETS 100.0%                                                 $  92,280,084
                                                                  -------------

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare income dividends.

(b) All or portion of this security has been physically segregated in connection with open futures contracts.

ADR - American Depositary Receipt

FUTURES CONTRACTS OUTSTANDING AS OF MARCH 31, 2008:

                                                                        UNREALIZED
                                                                      APPRECIATION/
                                                          CONTRACTS    DEPRECIATION
                                                          ---------   -------------
LONG CONTRACTS:
S&P Mini 500 Index Futures, June 2008 (Current Notional
   Value of $66,200 per contract)                             11         $17,296
                                                              --         -------

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

     -    Level 1 - quoted prices in active markets for identical investments

     - Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund's investments carried at value:

                              INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                SECURITIES       INSTRUMENTS*
----------------              --------------   ---------------
Level 1 - Quoted Prices         $91,567,573        $17,296
Level 2 - Other Significant
Observable Inputs                   865,000          - 0 -
Level 3 - Significant
Unobservable Inputs                   - 0 -          - 0 -
                                -----------        -------
   TOTAL                        $92,432,573        $17,296

*    Other financial instruments include futures, forwards and swap contracts.

VAN KAMPEN LIFE INVESTMENT TRUST GOVERNMENT PORTFOLIO
PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

  PAR
AMOUNT
 (000)    DESCRIPTION                                                COUPON      MATURITY         VALUE
-------   --------------------------------------------------------   ------   -------------   ------------
          UNITED STATES TREASURY OBLIGATIONS 43.5%
$ 1,600   United States Treasury Bonds                                5.250%      11/15/28    $  1,801,126
  9,900   United States Treasury Bonds                                5.375       02/15/31      11,453,072
  9,120   United States Treasury Bonds                                8.125       08/15/21      12,956,820
    800   United States Treasury Bonds                                8.750       08/15/20       1,175,000
  1,250   United States Treasury Bonds                                9.250       02/15/16       1,783,204
    700   United States Treasury Bonds                               12.000       08/15/13         726,743
 17,000   United States Treasury Notes                                3.500       11/15/09      17,524,620
  7,100   United States Treasury Notes                                3.875       02/15/13       7,578,142
 35,000   United States Treasury Notes                                4.250       11/15/14      38,281,285
  4,500   United States Treasury Notes                                4.500       02/28/11       4,850,510
    500   United States Treasury Notes                                4.750       11/15/08         510,352
  2,600   United States Treasury Notes                                4.750       01/31/12       2,849,439
  3,500   United States Treasury Notes                                4.875       01/31/09       3,596,527
  2,400   United States Treasury Notes                                4.875       04/30/11       2,615,626
  6,100   United States Treasury Notes                                5.125       06/30/11       6,718,107
                                                                                              ------------
          TOTAL UNITED STATES TREASURY OBLIGATIONS                                             114,420,573
                                                                                              ------------
          MORTGAGE BACKED SECURITIES 26.2%
     50   Federal Home Loan Mortgage                                           06/01/29 to
             Corp.                                                    6.000       09/01/29          51,568
     44   Federal Home Loan Mortgage Corp.                            6.500       06/01/29          46,353
    840   Federal Home Loan Mortgage                                           11/01/29 to
             Corp.                                                    7.500       08/01/31         909,667
      4   Federal Home Loan Mortgage Corp.                            8.000       09/01/24           3,924
 11,900   Federal Home Loan Mortgage Corp., April (a)                 5.000           TBA       11,782,856

  5,500   Federal Home Loan Mortgage Corp., April (a)                 6.500          TBA         5,705,392
     82   Federal National Mortgage                                           01/01/14 to
             Association                                              6.000      06/01/14           84,252
    223   Federal National Mortgage                                           06/01/09 to
             Association                                              6.500      12/01/32          232,390
  5,455   Federal National Mortgage                                           07/01/10 to
             Association                                              7.000      10/01/34        5,800,651
    768   Federal National Mortgage                                           02/01/23 to
             Association                                              7.500      04/01/32          828,681
     13   Federal National Mortgage                                           06/01/24 to
             Association                                              8.000      10/01/24           14,194
     21   Federal National Mortgage Association                      11.000      11/01/20           25,303
  6,350   Federal National Mortgage Association, April (a)            5.000           TBA        6,285,509
 33,375   Federal National Mortgage Association, April (a)            5.500           TBA       33,693,097
  1,800   Federal National Mortgage Association, April (a)            6.500           TBA        1,864,406
  1,275   Federal National Mortgage Association, April (a)            7.000           TBA        1,338,352
     64   Government National Mortgage                                        05/15/23 to
             Association                                              6.500      03/15/29           67,410
    133   Government National Mortgage                                        04/15/23 to
             Association                                              7.000      11/15/27          142,355
     23   Government National Mortgage                                        12/15/21 to
             Association                                              7.500      06/15/24           24,898
     18   Government National Mortgage                                        05/15/17 to
             Association                                              8.000      01/15/23           19,440
      7   Government National Mortgage
             Association                                              8.500      07/15/17            8,017
     10   Government National Mortgage                                        07/15/09 to
             Association                                              9.500      10/15/09           10,282
      1   Government National Mortgage Association                   11.000      09/15/10            1,335
                                                                                              ------------
          TOTAL MORTGAGE BACKED SECURITIES                                                      68,940,332
                                                                                              ------------
          COLLATERALIZED MORTGAGE OBLIGATIONS 25.8%

    821   American Home Mortgage Assets (b)                           2.828       09/25/46         503,184
  1,066   American Home Mortgage Assets (b)                           2.858       10/25/46         832,937
    684   American Home Mortgage Assets (b)                           2.898       06/25/47         335,900
  1,602   American Home Mortgage Investment Trust (b)                 2.788       05/25/47       1,220,121
  1,021   American Home Mortgage Investment Trust (b)                 2.838       05/25/47         632,672
  1,054   Bear Stearns Mortgage Funding Trust (b)                     2.778       03/25/36         798,935
  1,173   Bear Stearns Mortgage Funding Trust (b)                     2.808       12/25/36         894,404
    886   Bear Stearns Mortgage Funding Trust (b)                     2.848       07/25/36         521,970
  5,279   Countrywide Alternative Loan Trust (c)(d)                   2.031       09/25/35         136,552
    331   Countrywide Alternative Loan Trust (b)                      2.738       04/25/47         251,366
    756   Countrywide Alternative Loan Trust (b)                      2.758       02/25/47         576,979
  1,241   Countrywide Alternative Loan Trust (b)                      2.778       04/25/47         729,532
    669   Countrywide Alternative Loan Trust (b)                      2.788       11/25/46         511,288
  1,250   Countrywide Alternative Loan Trust (b)                      2.828       07/25/46         781,875
    874   Countrywide Alternative Loan Trust (b)                      2.835       03/20/46         540,343
    678   Countrywide Alternative Loan Trust (b)                      2.848       10/25/46         437,222
    569   Countrywide Alternative Loan Trust (b)                      2.858       05/25/36         356,162
    779   Countrywide Alternative Loan Trust (b)                      2.868       07/25/46         499,868
  2,717   Countrywide Alternative Loan Trust (d)                      3.899       02/25/37         117,186
  3,514   Countrywide Alternative Loan Trust (d)                      3.997       03/20/46         154,464
  8,526   Countrywide Alternative Loan Trust (d)                      4.049       12/20/46         414,618

  2,030   Countrywide Home Loans (c)(d)                               2.519       10/25/34          35,854
    780   Countrywide Home Loans (b)                                  2.868       04/25/35         586,391
    863   Countrywide Home Loans (b)                                  2.898       04/25/46         542,192
  1,582   Downey Savings & Loan Association Mortgage
             Loan Trust (b)                                           2.738       04/19/38         961,659
    518   Federal Home Loan Mortgage Corp. (b)                        2.748       09/25/45         509,249
 16,420   Federal Home Loan Mortgage Corp. (REMIC) (b)                3.157       05/15/37      15,763,209
 12,567   Federal Home Loan Mortgage Corp. (REMIC) (b)                3.267       10/15/36      12,189,470
    944   Federal Home Loan Mortgage Corp. (REMIC) (b)                3.417       03/15/34         923,303
    605   Federal Home Loan Mortgage Corp. (REMIC) (d)(e)             4.125       06/17/27          61,304
    393   Federal Home Loan Mortgage Corp. (REMIC) (d)                5.000       12/15/16          21,913
  1,545   Federal Home Loan Mortgage Corp. (REMIC)                    5.500       04/15/27       1,579,603
    259   Federal Home Loan Mortgage Corp. (STRIPS) (d)               6.000       05/01/31          50,957
    238   Federal Home Loan Mortgage Corp. (STRIPS) (d)               6.500       04/01/28          55,128
     62   Federal Home Loan Mortgage Corp. (STRIPS) (d)               8.000       06/01/31          16,264
  6,034   Federal National Mortgage Association (REMIC) (b)           2.666       12/25/36       5,795,352
    853   Federal National Mortgage Association (b)                   2.798       05/25/35         800,747
    831   Federal National Mortgage Association (REMIC) (b)           3.174       12/18/32         814,408
    744   Federal National Mortgage Association                       5.500       11/25/43         747,831
    792   Federal National Mortgage                                            08/25/32 to
             Association (REMIC) (d)                                  6.000       07/25/33         104,335
    750   Federal National Mortgage Association                       6.022       11/25/10         792,911
  1,264   Federal National Mortgage Association (REMIC) (d)           6.500       05/25/33         251,289

    179   Federal National Mortgage Association (STRIPS) (d)          6.500       06/01/31          41,492
     46   Federal National Mortgage Association (STRIPS) (d)          7.000       04/01/32          11,997
    229   Federal National Mortgage Association (REMIC) (d)           7.000       04/25/33          37,838
     52   Federal National Mortgage Association (STRIPS) (d)          8.000       05/01/30          13,482
    100   Federal National Mortgage Association (REMIC) (b)          22.710       11/25/28          99,831
    169   Government National Mortgage Association (d)(e)             4.582       05/16/32          16,531
    357   Government National Mortgage                                         04/16/29 to
             Association (d)(e)                                       5.182       05/16/32          34,085
    223   Government National Mortgage Association (d)(e)             5.582       06/16/27           4,153
  1,363   Greenpoint Mortgage Funding Trust (d)                       4.125       10/25/45          39,609
  2,062   Greenpoint Mortgage Funding Trust (d)                       4.208       08/25/45          67,020
  4,110   Greenpoint Mortgage Funding Trust (d)                       4.225       06/25/45         134,852
      2   Harborview Mortgage Loan                                             03/19/37 to
             Trust (f)                                                   *        07/19/47           1,584
    209   Harborview Mortgage Loan Trust (b)                          2.648       01/19/38         196,960
    916   Harborview Mortgage Loan Trust (b)                          2.738       04/19/38         545,110
    984   Harborview Mortgage Loan Trust (b)                          2.838       10/19/46         668,778
    999   Harborview Mortgage Loan Trust (b)                          2.985       06/20/35         671,099
  3,031   Harborview Mortgage Loan Trust (c)(d)                       3.336       06/19/35          87,545
  2,685   Harborview Mortgage Loan Trust (c)(d)                       3.598       05/19/35          75,782
  4,000   Harborview Mortgage Loan Trust (c)(d)                       3.834       01/19/36         131,355
  3,395   Harborview Mortgage Loan Trust (c)(d)                       3.929       03/19/37         133,835
  1,663   Harborview Mortgage Loan Trust (c)(d)                       3.976       01/19/36          61,921

  6,047   Harborview Mortgage Loan Trust (c)(d)                       4.055       07/19/47         244,242
  1,267   Harborview Mortgage Loan Trust (b)                          6.326       01/19/36       1,013,741
    850   Indymac Index Mortgage Loan Trust (b)                       2.848       06/25/47         535,143
    662   Indymac Index Mortgage Loan Trust (b)                       2.978       10/25/36         453,516
  2,432   Indymac Index Mortgage Loan Trust (c)(d)                    3.318       07/25/35          79,892
    861   Luminent Mortgage Trust (b)                                 2.838       10/25/46         540,923
    731   Residential Accredit Loans, Inc. (b)                        2.788       12/25/36         553,521
  1,622   Residential Accredit Loans, Inc. (b)                        2.798       02/25/47       1,172,100
    884   Residential Accredit Loans, Inc. (b)                        2.828       06/25/46         554,299
  1,054   Residential Accredit Loans, Inc. (b)                        2.868       02/25/46         653,626
    541   Residential Accredit Loans, Inc. (b)                        2.898       06/25/37         272,868
    279   Structured Asset Mortgage Investments, Inc. (b)             2.788       02/25/36         208,322
  1,075   Structured Asset Mortgage Investments, Inc. (b)             2.798       10/25/36         817,948
  2,014   Structured Asset Mortgage                                            07/25/36 to
             Investments, Inc. (b)                                    2.828       08/25/36       1,248,518
  1,671   Washington Mutual Mortgage Pass-Through Certificates (b)    2.828       07/25/47       1,040,900
    437   Washington Mutual Mortgage Pass-Through Certificates (b)    2.938       11/25/45         305,623
    367   Washington Mutual Mortgage Pass-Through Certificates (b)    2.958       07/25/45         255,580
  1,981   Washington Mutual Mortgage Pass-Through Certificates (d)    3.014       07/25/44          42,249
  1,105   Washington Mutual Mortgage Pass-Through Certificates (d)    3.071       06/25/44          23,902
  2,838   Washington Mutual Mortgage Pass-Through Certificates (d)    3.090       10/25/44          59,688
  1,181   Washington Mutual Mortgage Pass-Through Certificates (b)    5.265    04/25/46 to
                                                                                  05/25/46         767,231

  6,221   Washington Mutual Mortgage
             Pass-Through Certificates (d)                            2.888       01/25/45         105,323
                                                                                              ------------
          TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                             67,874,961
                                                                                              ------------
          ADJUSTABLE RATE MORTGAGE BACKED SECURITIES 9.9%
    133   Federal Home Loan Mortgage Corp.                            5.453       07/01/34         135,825
    904   Federal Home Loan Mortgage Corp.                            5.863       04/01/37         916,502
    258   Federal Home Loan Mortgage Corp.                            6.008       08/01/34         265,420
    614   Federal National Mortgage Association                       4.570       02/01/34         622,285
    527   Federal National Mortgage Association                       5.250       06/01/34         535,831
  1,897   Federal National Mortgage Association                       5.453       12/01/36       1,927,731
    105   Federal National Mortgage Association                       5.482       07/01/34         106,309
  2,013   Federal National Mortgage Association                       5.813       05/01/37       2,061,151
    113   Federal National Mortgage Association                       6.123       10/01/34         114,419
     90   Federal National Mortgage Association                       6.157       09/01/34          91,302
    140   Federal National Mortgage Association                       6.275       10/01/34         142,309
    365   Federal National Mortgage Association                       6.400       12/01/32         375,500
  1,862   Federal National Mortgage Association                       6.455       10/01/35       1,917,816
  1,864   Federal National Mortgage Association                       6.460       12/01/35       1,919,806
  1,586   Federal National Mortgage Association                       6.462       11/01/35       1,633,093
  1,012   Federal National Mortgage Association                       6.506       03/01/36       1,035,987
  1,035   Federal National Mortgage Association                       6.532       03/01/36       1,060,769
    397   Federal National Mortgage Association                       6.571       07/01/35         408,346

    181   Federal National Mortgage Association                       6.714       07/01/33         184,908
    856   Federal National Mortgage Association                       6.831       03/01/36         874,494
    791   Federal National Mortgage Association                       6.868       05/01/36         808,463
    912   Federal National Mortgage Association                       6.882       07/01/36         932,902
  1,026   Federal National Mortgage Association                       6.914       05/01/36       1,058,499
  1,037   Federal National Mortgage Association                       6.933       05/01/36       1,061,465
  1,382   Federal National Mortgage Association                       6.982       04/01/36       1,415,553
  2,232   Federal National Mortgage Association                       6.991       04/01/36       2,284,206
  1,440   Federal National Mortgage Association                       7.000       05/01/36       1,473,885
    586   Federal National Mortgage Association                       7.287       03/01/36         601,986
                                                                                              ------------
          TOTAL ADJUSTABLE RATE MORTGAGE BACKED SECURITIES                                      25,966,762
                                                                                              ------------
          UNITED STATES GOVERNMENT AGENCY OBLIGATIONS 5.1%
  4,400   Federal Home Loan Bank                                      3.000       04/15/09       4,434,008
  3,150   Federal Home Loan Mortgage Corp.                            6.625       09/15/09       3,346,878
    350   Federal National Mortgage Association                       7.125       06/15/10         385,817
  1,985   Financing Corp.                                             9.650       11/02/18       2,908,724
    700   Financing Corp.                                             9.800       04/06/18       1,025,935
    960   Tennessee Valley Authority                                  7.125       05/01/30       1,257,371
                                                                                              ------------
          TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS                                     13,358,733
                                                                                              ------------
          ASSET BACKED SECURITIES 0.2%
    533   Federal National Mortgage Association (b)                   3.281       05/28/35         465,004

     49   Federal National Mortgage Association (b)                   3.291       05/28/35          49,040
                                                                                              ------------
          TOTAL ASSET BACKED SECURITIES                                                            514,044
                                                                                              ------------
TOTAL LONG-TERM INVESTMENTS 110.7%
   (Cost $292,171,186)                                                                         291,075,405
                                                                                              ------------

SHORT-TERM INVESTMENTS 11.3%

REPURCHASE AGREEMENTS 10.9%
Banc of America Securities ($9,813,202 par collateralized by U.S.
   Government obligations in a pooled cash account, interest rate of 2.40%,
   dated 03/31/08, to be sold on 04/01/08 at $9,813,856)                                         9,813,202
Citigroup Global Markets, Inc. ($9,813,202 par collateralized by U.S.
   Government obligations in a pooled cash account, interest rate of 2.10%,
   dated 03/31/08, to be sold on 04/01/08 at $9,813,774)                                         9,813,202
JPMorgan Chase & Co. ($2,943,960 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 2.25%, dated 03/31/08,
   to be sold on 04/01/08 at $2,944,144)                                                         2,943,960
State Street Bank & Trust Co. ($6,063,636 par collateralized by U.S.
   Government obligations in a pooled cash account, interest rate of 1.80%,
   dated 03/31/08, to be sold on 04/01/08 at $6,063,939)                                         6,063,636
                                                                                              ------------
TOTAL REPURCHASE AGREEMENTS                                                                     28,634,000
                                                                                              ------------
UNITED STATES GOVERNMENT AGENCY OBLIGATIONS 0.4%
United States Treasury Bill ($1,010,000 par, yielding 2.681%, 04/10/08 maturity) (g)             1,009,339
                                                                                              ------------
TOTAL SHORT-TERM INVESTMENTS 11.3%
   (Cost $29,643,339)                                                                           29,643,339
                                                                                              ------------
TOTAL INVESTMENTS 122.0%
   (Cost $321,814,525)                                                                         320,718,744

LIABILITIES IN EXCESS OF OTHER ASSETS (22.0%)                                                  (57,740,591)
                                                                                              ------------
NET ASSETS 100.0%                                                                             $262,978,153
                                                                                              ============

Percentages are calculated as a percentage of net assets.

*    Zero coupon bond

(a)  Security purchased on a forward commitment basis.

(b)  Floating Rate Coupon

(c)  Variable Rate Coupon

(d)  IO - Interest Only

(e)  Inverse Floating Rate

(f)  PO - Principal Only

(g) All or a portion of this security has been physically segregated in connection with open futures contracts.

The obligations of certain U.S. Government sponsored entities are neither issued nor guaranteed by the United States Treasury.

REMIC - Real Estate Mortgage Investment Conduits

STRIPS - Separately Traded Registered Interest and Principal Securities

TBA - To be announced, maturity date has not yet been established. Upon settlement and delivery of the mortgage pools, maturity dates will be assigned.

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Portfolio's investments. The inputs are summarized in the three broad levels listed below.

     -    Level 1 - quoted prices in active markets for identical investments

     - Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio's investments carried at value:

                              INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                SECURITIES       INSTRUMENTS*
----------------              --------------   ---------------
Level 1 - Quoted Prices        $        -0-      $(1,705,914)
Level 2 - Other Significant
Observable Inputs               320,718,744        4,424,632
Level 3 - Significant
Unobservable Inputs                     -0-              -0-
                               ------------      -----------
   TOTAL                       $320,718,744      $ 2,718,718
                               ============      ===========

*    Other financial instruments include futures, forwards and swap contracts.

SECURITY VALUATION Investments are stated at value using market quotations or indications of value obtained from an independent pricing service. If such valuations are not readily available, then estimates are obtained from yield data relating to instruments or securities with similar characteristics in accordance with procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Options are valued at the last sale price. Swaps are valued using market quotations obtained from brokers. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

SWAP AGREEMENTS OUTSTANDING AS OF MARCH 31, 2008:

INTEREST RATE SWAPS

                                           PAY/
                                          RECEIVE                        NOTIONAL
                                         FLOATING   FIXED   EXPIRATION    AMOUNT
COUNTERPARTY       FLOATING RATE INDEX     RATE      RATE      DATE        (000)       VALUE
------------       -------------------   --------   -----   ----------   --------   ----------
Bank of            USD-LIBOR BBA
   America, N.A.                         Pay        5.370%   02/12/18     $19,645   $  258,135
Bank of            USD-LIBOR BBA
   America, N.A.                         Pay        5.593    02/19/18       9,795      208,634
Bank of            USD-LIBOR BBA
   America, N.A.                         Receive    5.815    02/12/23      25,235     (253,107)
Bank of            USD-LIBOR BBA
   America, N.A.                         Receive    6.030    02/19/23      12,645     (204,849)
Citibank, N.A.,    USD-LIBOR BBA
   New York                              Pay        5.228    09/27/17       9,200      887,359
Citibank, N.A.,    USD-LIBOR BBA
   New York                              Pay        5.338    05/24/17       7,500      901,605
Goldman Sachs      USD-LIBOR BBA
   Capital
   Markets, L.P.                         Pay        5.341    05/24/17       7,500      903,313
Goldman Sachs      USD-LIBOR BBA
   International                         Pay        5.565    02/27/18      10,000      200,900
Goldman Sachs      USD-LIBOR BBA
   International                         Pay        5.630    02/28/18      19,705      443,362
Goldman Sachs      USD-LIBOR BBA
   International                         Receive    5.960    02/27/23      12,830     (181,801)
Goldman Sachs      USD-LIBOR BBA
   International                         Receive    6.035    02/28/23      25,285     (412,651)
JP Morgan          USD-LIBOR BBA

   Chase Bank,
   N.A.                                  Pay        3.887    02/21/13      13,000      357,210
JP Morgan          USD-LIBOR BBA
   Chase Bank,
   N.A.                                  Pay        4.663    02/21/18       8,000      399,999
JP Morgan          USD-LIBOR BBA
   Chase Bank,
   N.A.                                  Pay        5.168    10/09/17       5,200      550,499
JP Morgan          USD-LIBOR BBA
   Chase Bank,
   N.A.                                  Pay        5.359    05/23/17       3,000      366,024
                                                                                    ----------
TOTAL SWAP AGREEMENTS                                                               $4,424,632
                                                                                    ==========

FUTURES CONTRACTS OUTSTANDING AS OF MARCH 31, 2008:

                                                                          UNREALIZED
                                                                        APPRECIATION/
                                                            CONTRACTS    DEPRECIATION
                                                            ---------   -------------
LONG CONTRACTS:
U.S. Treasury Notes 2-Year Futures, June 2008 (Current
   Notional Value of $214,656 per contract)                     20       $    21,830

SHORT CONTRACTS:
EuroDollar Futures, June 2008 (Current Notional Value of
   $244,325 per contract)                                       14           (74,051)
EuroDollar Futures, September 2008 (Current Notional
   Value of $244,763 per contract)                              13           (71,858)
EuroDollar Futures, December 2008 (Current Notional
   Value of $244,600 per contract)                              12           (64,482)
EuroDollar Futures, March 2009 (Current Notional Value of
   $244,538 per contract)                                       10           (54,777)
EuroDollar Futures, June 2009 (Current Notional Value of
   $244,075 per contract)                                        9           (47,604)
EuroDollar Futures, September 2009 (Current Notional
   Value of $243,563 per contract)                               9           (45,265)
EuroDollar Futures, December 2009 (Current Notional
   Value of $242,863 per contract)                               5           (22,843)
EuroDollar Futures, March 2010 (Current Notional Value of
   $242,363 per contract)                                        3           (12,721)

EuroDollar Futures, June 2010 (Current Notional Value of
   $241,813 per contract)                                        1            (3,865)
U.S. Treasury Notes 5-Year Futures, June 2008 (Current
   Notional Value of $114,234 per contract)                     46            (5,657)
U.S. Treasury Notes 10-Year Futures, June 2008 (Current
   Notional Value of $118,953 per contract)                    456        (1,322,929)
U.S. Treasury Bond Futures, June 2008 (Current Notional
   Value of $118,797 per contract)                               2            (1,692)
                                                               ---       -----------
                                                               600       $(1,705,914)
                                                               ===       ===========

VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

                                                      NUMBER OF
DESCRIPTION                                             SHARES         VALUE
-----------                                           ---------   --------------
COMMON STOCKS 92.8%
AEROSPACE & DEFENSE 1.8%
Raytheon Co. ......................................     514,700   $   33,254,767
                                                                  --------------
AIR FREIGHT & LOGISTICS 0.7%
FedEx Corp. .......................................     147,500       13,668,825
                                                                  --------------
AIRLINES 0.2%
UAL Corp. .........................................     203,800        4,387,814
                                                                  --------------
AUTOMOBILE MANUFACTURERS 0.5%
Honda Motor Co., Ltd. - ADR (Japan) ...............     307,810        8,868,006
                                                                  --------------
BROADCASTING & CABLE TV 1.0%
Comcast Corp., Class A ............................     952,228       18,416,089
                                                                  --------------
COMMUNICATIONS EQUIPMENT 1.7%
Alcatel-Lucent - ADR (France) .....................   3,039,640       17,508,327
Cisco Systems, Inc. (a) ...........................     598,180       14,410,156
                                                                  --------------
                                                                      31,918,483
                                                                  --------------
COMPUTER HARDWARE 1.1%
Hewlett-Packard Co. ...............................     451,975       20,637,178
                                                                  --------------
COMPUTER STORAGE & PERIPHERALS 0.2%
EMC Corp. (a) .....................................     252,610        3,622,427
                                                                  --------------
CONSUMER ELECTRONICS 0.7%
Sony Corp. - ADR (Japan) ..........................     308,680       12,368,808
                                                                  --------------
DEPARTMENT STORES 0.6%
Macy's, Inc. ......................................     465,600       10,736,736
                                                                  --------------
DIVERSIFIED CHEMICALS 3.8%
Bayer AG - ADR (Germany) ..........................     768,310       61,845,651
Du Pont (E.I.) de Nemours & Co. ...................     213,160        9,967,362
                                                                  --------------
                                                                      71,813,013
                                                                  --------------

DRUG RETAIL 0.2%
Rite Aid Corp. (a) ................................   1,617,690        4,756,009
                                                                  --------------
ELECTRIC UTILITIES 5.4%
American Electric Power Co., Inc. .................     919,950       38,297,519
Entergy Corp. .....................................     345,718       37,710,919
FirstEnergy Corp. .................................     376,650       25,845,723
                                                                  --------------
                                                                     101,854,161
                                                                  --------------
GOLD 1.2%
Newmont Mining Corp. ..............................     510,910       23,144,223
                                                                  --------------
HEALTH CARE EQUIPMENT 1.6%
Boston Scientific Corp. (a) .......................   1,137,390       14,638,209
Covidien Ltd. (Bermuda) ...........................     366,982       16,238,954
                                                                  --------------
                                                                      30,877,163
                                                                  --------------
HOME IMPROVEMENT RETAIL 0.6%
Home Depot, Inc. ..................................     413,940       11,577,902
                                                                  --------------
HOUSEHOLD PRODUCTS 1.8%
Kimberly-Clark Corp. ..............................     244,080       15,755,364
Procter & Gamble Co. ..............................     249,030       17,449,532
                                                                  --------------
                                                                      33,204,896
                                                                  --------------
HYPERMARKETS & SUPER CENTERS 3.8%
Wal-Mart Stores, Inc. .............................   1,377,850       72,585,138
                                                                  --------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 0.5%
NRG Energy, Inc. (a) ..............................     228,960        8,927,150
                                                                  --------------
INDUSTRIAL CONGLOMERATES 5.1%
General Electric Co. ..............................   1,149,740       42,551,878
Siemens AG - ADR (Germany) ........................     325,730       35,485,026
Tyco International Ltd. (Bermuda) .................     421,502       18,567,163
                                                                  --------------
                                                                      96,604,067
                                                                  --------------
INSURANCE BROKERS 2.4%
Marsh & McLennan Cos., Inc. .......................   1,829,884       44,557,675
                                                                  --------------
INTEGRATED OIL & GAS 5.8%
BP PLC - ADR (United Kingdom) .....................      74,700        4,530,555
ConocoPhillips ....................................     150,890       11,499,327

Exxon Mobil Corp. .................................     291,610       24,664,374
Occidental Petroleum Corp. ........................     457,510       33,476,007
Royal Dutch Shell PLC - ADR (United Kingdom) ......     518,980       35,799,240
                                                                  --------------
                                                                     109,969,503
                                                                  --------------
INTEGRATED TELECOMMUNICATION SERVICES 4.2%
Embarq Corp. ......................................     220,098        8,825,930
France Telecom SA - ADR (France) ..................     602,250       20,223,555
Verizon Communications, Inc. ......................   1,383,133       50,415,198
                                                                  --------------
                                                                      79,464,683
                                                                  --------------
INTERNET SOFTWARE & SERVICES 1.5%
eBay, Inc. (a) ....................................     946,500       28,243,560
                                                                  --------------
INVESTMENT BANKING & BROKERAGE 1.7%
Charles Schwab Corp. ..............................     897,036       16,891,188
Merrill Lynch & Co., Inc. .........................     374,553       15,259,289
                                                                  --------------
                                                                      32,150,477
                                                                  --------------
LIFE & HEALTH INSURANCE 0.6%
Aegon N.V. (Netherlands) ..........................     826,020       12,092,933
                                                                  --------------
LIFE SCIENCES TOOLS & SERVICES 0.5%
Applera Corp. - Applied Biosystems Group ..........     298,460        9,807,396
                                                                  --------------
MANAGED HEALTH CARE 0.2%
CIGNA Corp. .......................................     104,380        4,234,697
                                                                  --------------
MOVIES & ENTERTAINMENT 4.7%
Time Warner, Inc. .................................   3,110,781       43,613,150
Viacom, Inc., Class B (a) .........................   1,120,104       44,378,520
                                                                  --------------
                                                                      87,991,670
                                                                  --------------
MULTI-LINE INSURANCE 1.0%
Hartford Financial Services Group, Inc. ...........     255,026       19,323,320
                                                                  --------------
OIL & GAS EQUIPMENT & SERVICES 0.7%
Schlumberger Ltd. (Netherlands Antilles) ..........     156,930       13,652,910
                                                                  --------------
OIL & GAS EXPLORATION & PRODUCTION 0.6%
Devon Energy Corp. ................................     102,670       10,711,561
                                                                  --------------

OIL & GAS STORAGE & TRANSPORTATION 0.7%
Williams Cos., Inc. ...............................     396,550       13,078,219
                                                                  --------------
OTHER DIVERSIFIED FINANCIAL SERVICES 6.6%
Bank of America Corp. .............................     691,277       26,206,311
Citigroup, Inc. ...................................   1,220,814       26,149,836
JPMorgan Chase & Co. ..............................   1,698,698       72,959,079
                                                                  --------------
                                                                     125,315,226
                                                                  --------------
PACKAGED FOODS & MEATS 5.3%
Cadbury Schweppes PLC - ADR (United Kingdom) ......     629,160       27,821,455
ConAgra Foods, Inc. ...............................     439,380       10,523,151
Kraft Foods, Inc., Class A ........................     707,608       21,942,924
Unilever N.V. (Netherlands) .......................   1,186,160       40,009,177
                                                                  --------------
                                                                     100,296,707
                                                                  --------------
PERSONAL PRODUCTS 0.7%
Estee Lauder Cos., Inc., Class A ..................     278,000       12,746,300
                                                                  --------------
PHARMACEUTICALS 10.0%
Abbott Laboratories ...............................     946,990       52,226,498
Bristol-Myers Squibb Co. ..........................   1,293,080       27,542,604
Novartis AG - ADR (Switzerland) ...................     392,050       20,084,722
Roche Holdings AG - ADR (Switzerland) .............     299,310       28,280,186
Schering-Plough Corp. .............................   2,258,980       32,551,902
Wyeth .............................................     662,270       27,656,395
                                                                  --------------
                                                                     188,342,307
                                                                  --------------
PROPERTY & CASUALTY INSURANCE 3.7%
Chubb Corp. .......................................     630,670       31,205,552
Travelers Cos., Inc. ..............................     803,064       38,426,612
                                                                  --------------
                                                                      69,632,164
                                                                  --------------
REGIONAL BANKS 2.1%
PNC Financial Services Group, Inc. ................     407,769       26,737,413
SunTrust Banks, Inc. ..............................     247,886       13,668,434
                                                                  --------------
                                                                      40,405,847
                                                                  --------------
RESTAURANTS 0.7%
Starbucks Corp. (a) ...............................     732,230       12,814,025
                                                                  --------------

SEMICONDUCTORS 0.8%
Intel Corp. .......................................     719,291       15,234,583
                                                                  --------------
SOFT DRINKS 1.6%
Coca-Cola Co. .....................................     487,520       29,675,342
                                                                  --------------
SPECIALTY STORES 0.4%
Office Depot, Inc. (a) ............................     737,044        8,144,336
                                                                  --------------
SYSTEMS SOFTWARE 0.9%
Oracle Corp. (a) ..................................     255,860        5,004,622
Symantec Corp. (a) ................................     728,900       12,114,318
                                                                  --------------
                                                                      17,118,940
                                                                  --------------
THRIFTS & MORTGAGE FINANCE 1.3%
Federal Home Loan Mortgage Corp. ..................     705,932       17,874,198
Sovereign Bancorp, Inc. ...........................     651,800        6,074,776
                                                                  --------------
                                                                      23,948,974
                                                                  --------------
TOBACCO 1.4%
Altria Group, Inc. ................................     371,740        8,252,628
Philip Morris International, Inc. (a) .............     371,740       18,802,609
                                                                  --------------
                                                                      27,055,237
                                                                  --------------
WIRELESS TELECOMMUNICATION SERVICES 0.2%
Sprint Nextel Corp. ...............................     650,737        4,353,431
                                                                  --------------
TOTAL COMMON STOCKS 92.8% .........................                1,753,584,878
                                                                  --------------
INVESTMENT COMPANIES 2.9%
Financial Select Sector SPDR Fund .................   1,486,203       36,961,869
iShares MSCI Japan Index Fund .....................   1,437,750       17,784,967
                                                                  --------------
TOTAL INVESTMENT COMPANIES ........................                   54,746,836
                                                                  --------------
TOTAL LONG-TERM INVESTMENTS 95.7%
   (Cost $1,718,084,164) ..........................                1,808,331,714
                                                                  --------------
REPURCHASE AGREEMENTS 4.0%
Banc of America Securities ($25,971,364 par
   collateralized by U.S. Government obligations in
   a pooled cash account, interest rate of 2.40%,
   dated 03/31/08, to be sold on 04/01/08 at
   $25,973,096) ...................................                   25,971,364
Citigroup Global Markets, Inc. ($25,971,365 par
   collateralized by U.S. Government obligations in
   a pooled cash account, interest rate of 2.10%,
   dated 03/31/08, to be sold on 04/01/08 at
   $25,972,879) ...................................                   25,971,365
JPMorgan Chase & Co. ($7,791,409 par collateralized
   by U.S. Government obligations in a pooled cash
   account, interest rate of 2.25%, dated 03/31/08,
   to be sold on 04/01/08 at $7,791,896) ..........                    7,791,409

State Street Bank & Trust Co. ($16,047,862 par
   collateralized by U.S. Government obligations in
   a pooled cash account, interest rate of 1.80%,
   dated 03/31/08, to be sold on 04/01/08 at
   $16,048,664) ...................................                   16,047,862
                                                                  --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $75,782,000) .............................                   75,782,000
                                                                  --------------
TOTAL INVESTMENTS  99.7%
   (Cost $1,793,866,164) ..........................                1,884,113,714
OTHER ASSETS IN EXCESS OF LIABILITIES 0.3% ........                    4,868,327
                                                                  --------------
NET ASSETS 100.0% .................................               $1,888,982,041
                                                                  --------------

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare income dividends.

ADR  - American Depositary Receipt

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

       -   Level 1 -- quoted prices in active markets for identical investments

       - Level 2 -- other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

       - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund's investments carried at value:

                                          INVESTMENTS IN         OTHER FINANCIAL
VALUATION INPUTS                            SECURITIES             INSTRUMENTS*
Level 1 - Quoted Prices                   $ 1,718,205,877                 $ -0-
Level 2 - Other Significant
Observable Inputs                             165,907,837                   -0-
Level 3 - Significant
Unobservable Inputs                                   -0-                   -0-
                        TOTAL             $ 1,884,113,714                 $ -0-

*Other financial instruments include futures, forwards and swap contracts.

SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

VAN KAMPEN LIFE INVESTMENT TRUST MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

PAR                                                                 YIELD ON
AMOUNT                                                  MATURITY    DATE OF      AMORTIZED
(000)       DESCRIPTION                                   DATE      PURCHASE        COST
--------------------------------------------------------------------------------------------
            COMMERCIAL PAPER   68.1%
 $   2,500  AIG Funding, Inc.                           04/04/08     3.160%     $  2,499,344
     2,000  American Express Credit Corp.               06/17/08     2.495         1,989,391
     2,150  American Honda Finance Corp.                04/10/08     3.834         2,147,958
     1,500  Barclays US Funding LLC                     11/17/08     2.949         1,471,905
     1,000  Barclays US Funding LLC                     08/27/08     3.051           987,646
       300  Citigroup Funding, Inc.                     05/08/08     3.262           299,003
     2,500  Citigroup Funding, Inc.                     04/11/08     4.704         2,496,774
     1,300  DaimlerChrysler Revolving Auto
               Conduit LLC                              05/08/08     3.205         1,295,751
     2,500  FCAR Owner Trust                            04/02/08     3.154         2,499,781
     1,500  General Electric Capital Corp.              09/22/08     2.802         1,480,063
       500  General Electric Capital Corp.              08/15/08     2.809           494,768
     1,000  General Electric Capital Corp.              07/15/08     3.593           989,704
     2,500  Goldman Sachs Group, Inc.                   05/23/08     4.007         2,485,736
     1,000  HSBC USA, Inc.                              04/14/08     4.758           998,317
     2,500  ING America Insurance Holdings,
               Inc.                                     04/16/08     3.909         2,495,969
     1,500  JPMorgan Chase & Co.                        05/19/08     2.941         1,494,160
     1,000  JPMorgan Chase & Co.                        04/01/08     5.067         1,000,000
     1,100  Natexis Banques Populaires                  08/04/08     3.002         1,088,694
     2,500  New Center Asset Trust                      04/04/08     3.763         2,499,219
     2,000  Santander Central Hispano
               Finance (Delaware), Inc.                 08/18/08     2.691         1,979,459
     1,000  Societe Generale NA, Inc.                   04/30/08     3.390           997,293
     2,000  Societe Generale NA, Inc.                   04/21/08     4.912         1,994,633
     1,400  Swedbank Mortgage, AB                       04/08/08     3.166         1,399,042
     1,000  Swedbank Mortgage, AB                       04/14/08     4.317           998,458
       800  Toyota Motor Credit Corp.                   05/29/08     3.030           796,133
     1,000  Toyota Motor Credit Corp.                   08/07/08     4.012           986,062
     1,000  Toyota Motor Credit Corp.                   06/25/08     4.415           989,800


     1,300  UBS Finance (Delaware) LLC                  09/12/08     2.753         1,283,921
       740  UBS Finance (Delaware) LLC                  05/01/08     3.138           738,076
       200  UBS Finance (Delaware) LLC                  05/27/08     3.158           199,028
       400  UBS Finance (Delaware) LLC                  07/10/08     4.082            395,55
                                                                                ------------
            TOTAL COMMERCIAL PAPER                                                43,471,644
                                                                                ------------

            REPURCHASE AGREEMENT   11.4%
            Banc of America Securities ($7,250,000 par collateralized
            by U.S. Government obligations in a pooled cash account,
            interest rate of 2.40%, dated 03/31/08, to be sold on
            04/01/08 at $7,250,483)                                                7,250,000
                                                                                ------------

            CERTIFICATES OF DEPOSIT   8.8%
     2,600  Harris, NA                                  08/06/08     3.000         2,600,000
     2,500  Union Bank of California, NA                06/30/08     2.660         2,500,000
       300  Union Bank of California, NA                05/29/08     3.050           300,000
       200  Wachovia Bank, NA                           07/11/08     3.030           200,644
                                                                                ------------
            TOTAL CERTIFICATES OF DEPOSIT                                          5,600,644
                                                                                ------------

            UNITED STATES GOVERNMENT AGENCY OBLIGATIONS   6.2%
     1,000  Federal Home Loan Bank                      11/05/08     4.477         1,000,000
     2,000  Federal National Mortgage
               Association                              05/30/08     2.634         1,991,445
     1,000  Federal National Mortgage
               Association                              04/21/08     2.840           998,434
                                                                                ------------
            TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS                      3,989,879
                                                                                ------------
            FLOATING RATE NOTES   4.9%
     2,000  Wachovia Bank, NA                           02/04/09     4.753*        2,000,000
       700  Wal-Mart Stores, Inc.                       06/16/08     2.700*          699,853
       400  World Savings Bank, FSB                     05/08/08     3.058*          400,000
                                                                                ------------

            TOTAL FLOATING RATE NOTES                                              3,099,853
                                                                                ------------

TOTAL INVESTMENTS  99.4% (a)                                                      63,412,020

OTHER ASSETS IN EXCESS OF LIABILITIES  0.6%                                          389,046
                                                                                ------------

NET ASSETS 100.0%                                                               $ 63,801,066
                                                                                ============


Percentages are calculated as a percentage of net assets.

* Yield in effect as of March 31, 2008.

  (a) At March 31, 2008, cost is identical for both book and federal income tax purposes.



The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Portfolio's investments. The inputs are summarized in the three broad levels listed below.

     -    Level 1 - quoted prices in active markets for identical investments

     - Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio's investments carried at value:

                              INVESTMENTS IN
VALUATION INPUTS                SECURITIES
----------------              --------------
Level 1 - Quoted Prices         $       -0-
Level 2 - Other Significant
Observable Inputs                63,412,020
Level 3 - Significant
Unobservable Inputs                     -0-
                                -----------
TOTAL                           $63,412,020
                                ===========

SECURITY VALUATION Investments are valued at amortized cost which approximates market value. Under this valuation method, a portfolio instrument is initially recorded at cost, any discount is accreted and any premium is amortized on a straight-line basis to the maturity of the instrument.

VAN KAMPEN LIFE INVESTMENT TRUST AGGRESSIVE GROWTH PORTFOLIO
Portfolio of Investments  |  March 31, 2008 (Unaudited)

                                                                        NUMBER OF
DESCRIPTION                                                              SHARES                     VALUE
--------------------------------------------------------------------------------------------------------------
COMMON STOCKS   95.6%
ADVERTISING   4.4%
Aeroplan Income Fund (Canada) ......................................      49,744                 $     884,435
Focus Media Holding, Ltd. - ADR (Cayman Islands) (a)................       8,395                       295,084
Lamar Advertising, Class A  (a).....................................      11,182                       401,769
                                                                                                 -------------
                                                                                                     1,581,288
                                                                                                 -------------

AIR FREIGHT & LOGISTICS   4.8%
C.H. Robinson Worldwide, Inc. ......................................      18,019                       980,234
Expeditors International of Washington, Inc. .......................      16,658                       752,608
                                                                                                 -------------
                                                                                                     1,732,842
                                                                                                 -------------

AIRLINES   0.6%
UAL Corp. ..........................................................       9,682                       208,453
                                                                                                 -------------

AIRPORT SERVICES   1.5%
Grupo Aeroportuario del Pacifico, SA de CV - ADR
   (Mexico)  .......................................................      11,950                       537,750
                                                                                                 -------------

APPAREL, ACCESSORIES & LUXURY GOODS   2.7%
Coach, Inc. (a).....................................................      19,569                       590,005
Lululemon Athletica, Inc. (a).......................................      13,648                       388,013
                                                                                                 -------------
                                                                                                       978,018
                                                                                                 -------------
APPAREL RETAIL   2.8%
Abercrombie & Fitch Co., Class A ...................................      13,766                     1,006,845
                                                                                                 -------------

APPLICATION SOFTWARE   1.7%
Salesforce.com, Inc. (a)............................................      10,418                       602,890
                                                                                                 -------------

ASSET MANAGEMENT & CUSTODY BANKS   0.9%
GLG Partners, Inc. .................................................      28,427                       337,428
                                                                                                 -------------

BROADCASTING & CABLE TV   3.0%
Discovery Holding Co., Ser A (a)....................................      24,461                       519,062
Grupo Televisa, SA - ADR (Mexico) ..................................      24,128                       584,863
                                                                                                 -------------
                                                                                                     1,103,925
                                                                                                 -------------

CASINOS & GAMING   4.4%
Wynn Resorts, Ltd. .................................................      15,901                     1,600,277
                                                                                                 -------------

CONSTRUCTION & ENGINEERING   0.7%
Aecom Technology Corp. (a)..........................................      10,301                       267,929
                                                                                                 -------------

CONSTRUCTION MATERIALS   3.5%
Martin Marietta Materials, Inc. ....................................       8,957                       950,965
Texas Industries, Inc. .............................................       5,480                       329,403
                                                                                                 -------------
                                                                                                     1,280,368
                                                                                                 -------------
DATA PROCESSING & OUTSOURCED SERVICES   1.2%
Iron Mountain, Inc. (a).............................................      16,996                       449,374
                                                                                                 -------------

DISTRIBUTORS   2.3%
Li & Fung, Ltd. (Bermuda) ..........................................     224,000                       833,769
                                                                                                 -------------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES   2.5%
Corporate Executive Board Co. ......................................       7,847                       317,647
IHS, Inc., Class A (a)..............................................       9,316                       599,112
                                                                                                 -------------
                                                                                                       916,759
                                                                                                 -------------
EDUCATION SERVICES   1.9%
Apollo Group, Inc., Class A (a).....................................       7,591                       327,931
New Oriental Education & Technology Group, Inc. - ADR
   (Cayman Islands) (a) ............................................       5,621                       364,578
                                                                                                 -------------
                                                                                                       692,509
                                                                                                 -------------
ENVIRONMENTAL & FACILITIES SERVICES   2.5%
Covanta Holding Corp. (a)...........................................      14,128                       388,520
Stericycle, Inc. (a)................................................      10,067                       518,451
                                                                                                 -------------
                                                                                                       906,971
                                                                                                 -------------
GAS UTILITIES   1.7%
Questar Corp. ......................................................      10,584                       598,631
                                                                                                 -------------

HEALTH CARE EQUIPMENT   1.4%
Gen-Probe, Inc. (a).................................................      10,596                       510,727
                                                                                                 -------------

HOME FURNISHINGS   0.9%
Mohawk Industries, Inc. (a).........................................       4,597                       329,191
                                                                                                 -------------

HOMEBUILDING   2.3%
Gafisa, SA - ADR (Brazil) ..........................................      14,655                       488,891


NVR, Inc. (a).......................................................         591                       353,122
                                                                                                 -------------
                                                                                                       842,013
                                                                                                 -------------
HOTELS, RESORTS & CRUISE LINES   4.6%
Choice Hotels International, Inc. ..................................      10,449                       356,415
Ctrip.com International, Ltd. - ADR (Cayman Islands)................      14,573                       772,661
Marriott International, Inc., Class A ..............................      15,854                       544,743
                                                                                                 -------------
                                                                                                     1,673,819
                                                                                                 -------------
HUMAN RESOURCE & EMPLOYMENT SERVICES   1.2%
Monster Worldwide, Inc. (a).........................................      17,503                       423,748
                                                                                                 -------------

INTERNET RETAIL   2.1%
Priceline.com, Inc. (a).............................................       6,311                       762,747
                                                                                                 -------------

INTERNET SOFTWARE & SERVICES   7.6%
Akamai Technologies, Inc. (a).......................................      11,800                       332,288
Alibaba.com, Ltd. (Cayman Islands) (a)..............................     217,200                       462,104
Baidu.com, Inc. - ADR (Cayman Islands) (a)..........................       3,589                       860,032
Equinix, Inc. (a)...................................................       5,397                       358,846
Tencent Holdings, Ltd. (Cayman Islands) ............................     128,800                       731,549
                                                                                                 -------------
                                                                                                     2,744,819
                                                                                                 -------------
LIFE SCIENCES TOOLS & SERVICES   5.2%
Illumina, Inc. (a)..................................................      14,485                     1,099,412
Techne Corp. (a)....................................................      11,650                       784,744
                                                                                                 -------------
                                                                                                     1,884,156
                                                                                                 -------------
MULTI-SECTOR HOLDINGS   2.6%
Leucadia National Corp. ............................................      20,796                       940,395
                                                                                                 -------------

OIL & GAS EXPLORATION & PRODUCTION   11.4%
Range Resources Corp. ..............................................       6,840                       433,998
Southwestern Energy Co. (a).........................................      42,964                     1,447,457
Ultra Petroleum Corp. (Canada) (a)..................................      29,357                     2,275,168
                                                                                                 -------------
                                                                                                     4,156,623
                                                                                                 -------------
PHARMACEUTICALS   1.3%
Allergan, Inc. .....................................................       8,458                       476,947
                                                                                                 -------------

PROPERTY & CASUALTY INSURANCE   1.1%
Alleghany Corp. (a).................................................       1,191                       406,849
                                                                                                 -------------

PUBLISHING   1.4%
Morningstar, Inc. (a)...............................................       8,140                       499,389
                                                                                                 -------------

REAL ESTATE MANAGEMENT & DEVELOPMENT   2.5%
Brookfield Asset Management, Inc., Class A (Canada).................      15,058                       404,006
Forest City Enterprises, Inc., Class A .............................      13,843                       509,423
                                                                                                 -------------
                                                                                                       913,429
                                                                                                 -------------
RESTAURANTS   2.2%
Starbucks Corp. (a).................................................      46,139                       807,433
                                                                                                 -------------

SPECIALIZED FINANCE   1.7%
IntercontinentalExchange, Inc. (a)..................................       4,786                       624,573
                                                                                                 -------------

SPECIALTY CHEMICALS   1.9%
Nalco Holding Co. ..................................................      33,424                       706,918
                                                                                                 -------------

WIRELESS TELECOMMUNICATION SERVICES   1.1%
NII Holdings, Inc., Class B (a).....................................      12,885                       409,485
                                                                                                 -------------

TOTAL LONG-TERM INVESTMENTS   95.6%
  (Cost $38,879,733)................................................                                34,749,287
                                                                                                 -------------

REPURCHASE AGREEMENTS  4.7%
Banc of America Securities ($579,182 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 2.40%, dated 03/31/08,
   to be sold on 04/01/08 at $579,221)  ..................................................             579,182
Citigroup Global Markets, Inc. ($579,183 par collateralized by U.S.
   Government obligations in a pooled cash account, interest rate of 2.10%,
   dated 03/31/08, to be sold on 04/01/08 at $579,216)  ..................................             579,183
JPMorgan Chase & Co. ($173,755 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 2.25%, dated 03/31/08,
   to be sold on 04/01/08 at $173,766)  ..................................................             173,755

State Street Bank & Trust Co. ($357,880 par collateralized by U.S.
   Government obligations in a pooled cash account, interest rate of 1.80%,
   dated 03/31/08, to be sold on 04/01/08 at $357,898)  ..................................             357,880
                                                                                                 -------------

TOTAL REPURCHASE AGREEMENTS   4.7%
  (Cost $1,690,000).......................................................................           1,690,000
                                                                                                 -------------

TOTAL INVESTMENTS  100.3%
  (Cost $40,569,733)......................................................................          36,439,287

LIABILITIES IN EXCESS OF OTHER ASSETS  (0.3%).............................................             (93,042)
                                                                                                 -------------

NET ASSETS 100.0%.........................................................................       $  36,346,245
                                                                                                 =============


Percentages are calculated as a percentage of net assets.

Securities with total market value equal to $2,027,422 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Portfolio's Trustees.

(a) Non-income producing security as this stock currently does not declare income dividends.

ADR - American Depositary Receipt

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value
Measurements" ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the
Fund's investments. The inputs are summarized in the three broad levels listed below.

    -    Level 1 -- quoted prices in active markets for identical investments
    -    Level 2 -- other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
    -    Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund's investments carried at value:

                                      INVESTMENTS IN            OTHER FINANCIAL
VALUATION INPUTS                        SECURITIES               INSTRUMENTS*
Level 1 - Quoted Prices               $ 32,721,865                  $    -0-
Level 2 - Other Significant
Observable Inputs                        3,717,422                       -0-
Level 3 - Significant
Unobservable Inputs                            -0-                       -0-

TOTAL                                 $ 36,439,287                  $    -0-

*Other financial instruments include futures, forwards and swap contracts.

Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Life Investment Trust

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 20, 2008

By: /s/ Stuart N. Schuldt
    ---------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: May 20, 2008